Issued Capital - Schedule of Issued capital (Details) - Ordinary Shares [Member] - AUD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Issued Capital [Line Items]
Ordinary shares – fully paid, Share	11,183,694	10,028,025
Ordinary shares – fully paid, Amount	$ 36,085,114	$ 33,945,869